Fees Summary	Nov. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 755,000
Previously Paid Amount	0.00
Total Fee Amount	65.69
Total Offset Amount	0.00
Net Fee	65.69
Narrative - Max Aggregate Offering Price	$ 755,000
Final Prospectus	true